Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net income	$ 420	$ 380	$ 769	$ 1,089	$ 354
Amortization of contract acquisition costs	14	14
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Amortization of Acquisition Costs	14	14	27	17	16
Depreciation and amortization from continuing and discontinued operations			325	336	673
Depreciation and amortization	170	161		336	353
Gain (loss) on sales of assets, net, including discontinued operations			0	0	(9)
Foreign Currency Transaction Gain (Loss), before Tax from Continuing Operations and Discontinued Operations			(11)	3	(13)
Gain (loss) on foreign currency transactions	(3)	(1)	(11)	3	(16)
Loss on debt extinguishment			0	60	0
Share-based compensation	81	68	127	121	91
Amortization of deferred financing costs and other			16	15	32
Distributions from unconsolidated affiliates			4	1	22
Deferred Income Tax Expense (Benefit) from Continuing and Discontinued Operations			(14)	(729)	(85)
Deferred income taxes	1	(39)	(14)	(729)	(97)
Contract acquisition costs	(43)	(38)	(103)	(75)	(55)
Accounts receivable, net			(161)	(204)	(156)
Prepaid expenses			(39)	(11)	(20)
Increase taxes receivable			17	(24)	84
Other current assets			(4)	0	(2)
Accounts payable, accrued expenses and other			139	25	248
Income taxes payable			9	(42)	28
Change in timeshare financing receivables			0	0	(54)
Change in deferred revenue			(18)	334	534
Change in liability for guest loyalty program			207	29	154
Change in other liabilities			(53)	(95)	(247)
Other	4	(15)	(4)	5	(311)
Net cash used in operating activities	650	532	1,255	849	1,310
Investing Activities:
Capital expenditures for property and equipment	(46)	(28)	(72)	(58)	(317)
Payments received on other financing receivables			50	7	3
Capitalized software costs	(44)	(38)	(87)	(75)	(81)
Other	(5)	(9)	(22)	(21)	(28)
Net cash used in investing activities	(95)	(75)	(131)	(147)	(423)
Financing Activities:
Borrowings	1,795	1,650	1,676	1,824	4,715
Repayment of debt	(1,317)	(672)	(1,005)	(1,860)	(4,359)
Payments of debt issuance costs and redemption premium			21	69	76
Debt issuance costs	(27)	(21)
Dividends paid	(87)	(92)	(181)	(195)	(277)
Cash transferred in spin-offs of Park and HGV			0	(501)	0
Repurchase of common stock	(653)	(1,439)	(1,721)	(891)	0
Distributions to noncontrolling interests			(1)	(1)	(32)
Tax withholding for share-based compensation	(34)	(42)	(44)	(31)	(15)
Acquisition of noncontrolling interest			(3)	0	0
Net cash Provided used in financing activities	(323)	(616)	(1,300)	(1,724)	(44)
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	2	(6)	(10)	8	(15)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	2	(6)
Net increase (decrease) in cash, restricted cash and cash equivalents	234	(165)	(186)	(1,014)	828
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	484	670	670	1,183	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0	501	223
Cash, restricted cash and cash equivalents, beginning of period	484	670	670	1,684	856
Cash, restricted cash and cash equivalents from continuing operations, end of period	718	505	484	670	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period			0	0	501
Cash, restricted cash and cash equivalents, end of period			484	670	1,684
Interest	190	149
Income Taxes Paid, Net	$ 157	$ 149	$ 288	$ 526	$ 677